ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 15, 2024	Jessica Reece T +1 617 235 4636 jessica.reece@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: Datum One Series Trust (the “Trust”) (File Nos. 333-237048 and 811-23556)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust, and pursuant to (1) Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”); (2) the Investment Company Act of 1940, as amended (the “1940 Act”); and (3) Regulation S-T, we are filing by electronic submission via EDGAR Post-Effective Amendment No. 10 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 15 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (the “Amendment”), including (i) the Prospectus for Polar Capital International Small Company Fund (the “Fund”); (ii) the Statement of Additional Information for the Fund; and (iii) Part C and the signature page.

The Amendment is being filed for the purpose of registering shares of the Fund, a new series of the Trust, and relates only to the Fund. It is intended that this Amendment become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.

Should you have any questions concerning the attached filing, please contact the undersigned at (617) 235-4636 or Matthew Broucek at (312) 444-4620.

Very truly yours,

/s/ Jessica Reece
Jessica Reece

cc:	Matthew J. Broucek, Esq.

Andrew Lawson, Esq.